Lease	12 Months Ended
Dec. 31, 2025
Lease
Lease

7Lease

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company’s operating leases mainly related to office facilities. The Company’s lease agreements include lease payments that are largely fixed, do not contain material residual value guarantees or variable lease payments. The Company’s leases do not contain restrictions or covenants that restrict the Company from incurring other financial obligations. For leases with terms greater than 12 months, the Company records the related asset and lease liability at the present value of lease payments over the term. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Company’s determination of lease payments when appropriate.

As of December 31, 2024, the weighted average remaining lease term was 4.2 years and weighted average discount rate was 3.61% for the Company’s operating leases. As of December 31, 2025, the weighted average remaining lease term was 4.1 years and weighted average discount rate was 2.44% for the Company’s operating leases.

Operating lease cost for the years ended December 31, 2023, 2024 and 2025 were RMB8,029, RMB5,910 and RMB5,113 (US$731), respectively, which excluded cost of short-term contracts. Short-term lease cost for the years ended December 31, 2023, 2024 and 2025 were RMB231, RMB742 and RMB833 (US$119). For the years ended December 31, 2023, 2024 and 2025, no lease cost for operating leases was capitalized. Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31
	2023	2024	2025
	RMB	RMB	RMB	US$
Cash payments for operating leases	7,894	5,749	5,203	744
ROU assets obtained in exchange for operating lease liabilities	365	18,632	2,726	390

7Lease (continued)

Future lease payments under operating lease as of December 31, 2025 were as follows:

	Operating lease
	RMB	US$
Year ending December 31,
2026	4,307	616
2027	3,760	538
2028	3,318	474
2029	3,043	435
2030	1,775	254
Thereafter	—	—
Total future lease payments	16,203	2,317
Less: Imputed interest	789	113
Total lease liability balance	15,414	2,204